Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Profit for the year	$ 504,225	$ 2,442	$ 444,838
Adjustments:
Depreciation and amortization	34,171	32,092	30,416
(Write back)/impairment of assets and investments	(43,505)		4,812
Financing expenses, net	36,883	12,267	1,790
Share in (profit)/losses of associated companies, net	(160,894)	41,430	105,257
(Gains)/losses on disposal of property, plant and equipment, net	(1,551)	(492)	206
Net change in fair value of derivative financial instruments		352	1,002
Net (gains)/losses related to Qoros	(309,918)	7,813	(526,824)
Recovery of retained claims	(9,923)	(30,000)
Write down of other payables			489
Share-based payments	1,110	1,546	1,814
Income taxes	6,145	22,022	16,244
Total adjustments	56,743	89,472	80,044
Change in trade and other receivables	(9,669)	4,338	9,192
Change in trade and other payables	45,061	(5,968)	(35,311)
Cash generated from operating activities	92,135	87,842	53,925
Income taxes recovered/(paid), net	61	(2,453)	(1,546)
Net cash provided by operating activities	92,196	85,389	52,379
Cash flows from investing activities
Proceeds from sale of property, plant and equipment and intangible assets	546		66
Short-term deposits and restricted cash, net	(501,618)	19,554	(28,511)
Investment in long-term deposits, net	6,997	(24,947)	(13,560)
Deferred consideration in respect of sale of subsidiary, net of cash disposed off	407	880
Cash paid for asset acquisition, less cash acquired			(2,344)
Income tax paid	(32,332)	(5,629)	(169,845)
Investment in associates			(90,154)
Acquisition of property, plant and equipment	(74,456)	(34,141)	(69,314)
Acquisition of intangible assets	(368)	(258)	(132)
(Payment of)/proceeds from realization of long-term deposits		(3,138)	18,476
Interest received	709	2,469	12,578
Deferred consideration in respect of acquisition of subsidiary	(13,632)
Long-term advance deposits and prepaid expenses	(57,591)
(Payment of)/proceeds from transactions in derivatives, net	(3,963)	(929)	31
Proceeds from deferred payment	217,810
Proceeds from sale of interest in Qoros	219,723		259,749
Receipt from recovery of financial guarantee	6,265	10,963	18,336
Payment of transaction cost for sale of subsidiaries			(48,759)
Recovery of retained claims	9,923	30,196
Net cash used in investing activities	(221,580)	(4,980)	(113,383)
Cash flows from financing activities
Dividends paid to holders of non-controlling interests	(12,412)	(33,123)	(8,219)
Dividends paid	(120,115)	(65,169)	(100,084)
Capital distribution			(664,700)
Investments of holders of non-controlling interests in the capital of a subsidiary	32
Costs paid in advance in respect of taking out of loans	(8,556)	(1,833)	(656)
Payment of early redemption commission with respect to the debentures (Series A)	(11,202)
Proceeds from issuance of share capital by a subsidiary to non-controlling interests, net of issuance expenses	216,844	76,400
Proceeds from long-term loans	73,236		33,762
Proceeds from issuance of debentures, net of issuance expenses	280,874
Repayment of long-term loans and debentures, derivative financial instruments and lease liabilities	(130,210)	(28,235)	(375,756)
Short-term credit from banks and others, net	(134)	139	(77,073)
Acquisition of non-controlling interests	(7,558)	(413)
Interest paid	(24,989)	(21,414)	(24,875)
Net cash provided by/(used in) financing activities	255,810	(73,648)	(1,217,601)
Increase/(decrease) in cash and cash equivalents	126,426	6,761	(1,278,605)
Cash and cash equivalents at beginning of the year	147,153	131,123	1,417,388
Effect of exchange rate fluctuations on balances of cash and cash equivalents	12,605	9,269	(7,660)
Cash and cash equivalents at end of the year	$ 286,184	$ 147,153	$ 131,123